SIGNIFICANT ACCOUNTING POLICIES - Impact on Adoption of New IFRS Standards, Revenue (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 37,092
Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	36,969
IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	123
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	30,814
Business services | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	30,723
Business services | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	91
Infrastructure services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,413
Infrastructure services | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,382
Infrastructure services | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	31
Industrial operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,865
Industrial operations | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,864
Industrial operations | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | Revenue as if it were under former revenue standards
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Corporate and Other | IFRS 15 Impact
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0